Summary Of Selected Financial Data	12 Months Ended
Dec. 31, 2015
Summary Of Selected Financial Data [Abstract]
Summary Of Selected Financial Data

Years ended December 31,	2015	2014	2013	2012	2011
PER COMMON SHARE:
Income from continuing operations:
Basic	$1.14	$1.21	$1.15	$1.04	$0.81
Diluted	1.14	1.20	1.15	1.04	0.81
Income from discontinued operations:
Basic	0.00	0.11	0.10	0.08	0.02
Diluted	0.00	0.11	0.10	0.08	0.02
Net income:
Basic	1.14	1.32	1.26	1.13	0.83
Diluted	1.14	1.31	1.25	1.12	0.83
Cash dividends declared and paid	0.69	0.63	0.58	0.54	0.50
Return on Aqua America stockholders' equity	11.7%	14.1%	14.4%	14.2%	11.4%
Book value at year end	$9.78	$9.37	$8.68	$7.91	$7.21
Market value at year end	29.80	26.70	23.59	20.34	17.64
INCOME STATEMENT HIGHLIGHTS:
Operating revenues	$814,204	$779,903	$761,893	$750,685	$680,677
Depreciation and amortization	128,737	126,535	123,985	116,180	107,463
Interest expense, net	76,536	76,397	77,316	77,757	77,804
Income from continuing operations before income taxes (1)	216,752	239,103	224,104	247,057	207,265
Provision for income taxes	14,962	25,219	21,233	65,220	67,590
Income from continuing operations (1)	201,790	213,884	202,871	181,837	139,675
Income from discontinued operations	-	19,355	18,429	14,726	3,394
Net income attributable to common shareholders (1)	201,790	233,239	221,300	196,563	143,069
BALANCE SHEET HIGHLIGHTS:
Total assets	$5,741,038	$5,406,752	$5,051,817	$4,858,517	$4,348,420
Property, plant and equipment, net	4,688,925	4,401,990	4,138,568	3,907,552	3,502,968
Aqua America stockholders' equity	1,725,930	1,655,343	1,534,835	1,385,704	1,251,313
Long-term debt, including current portion	1,779,205	1,619,270	1,554,871	1,588,992	1,475,886
Total debt	1,795,926	1,637,668	1,591,611	1,669,375	1,583,657
ADDITIONAL INFORMATION:
Operating cash flows from continuing operations	$370,794	$364,888	$365,409	$375,823	$349,927
Capital additions	364,689	328,605	307,908	347,098	324,360
Net cash expended for acquisitions of utility systems and other	28,989	14,616	14,997	121,248	8,515
Dividends on common stock	121,248	112,106	102,889	93,423	87,133
Number of utility customers served (2)	957,866	940,119	928,200	917,986	848,336
Number of shareholders of common stock	25,269	25,780	25,833	26,216	26,744
Common shares outstanding (000)	176,544	176,753	176,751	175,209	173,519
Employees (full-time) (2)	1,617	1,617	1,542	1,556	1,464